Note 19 (Tables)	9 Months Ended
Jul. 31, 2012
Schedule of Equity Method Investments [Table Text Block]
(Dollars in thousands)	July 31, 2012
	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$21,853	$114	$21,967
Inventories	210,650	15,131	225,781
Other assets	13,840	10	13,850
Total assets	$246,343	$15,255	$261,598

Liabilities and equity:
Accounts payable and accrued liabilities	$25,239	$10,820	$36,059
Notes payable	108,425	21	108,446
Total liabilities	133,664	10,841	144,505
Equity of:
Hovnanian Enterprises, Inc.	45,550	1,006	46,556
Others	67,129	3,408	70,537
Total equity	112,679	4,414	117,093
Total liabilities and equity	$246,343	$15,255	$261,598
Debt to capitalization ratio	49%	0%	48%
(Dollars in thousands)	October 31, 2011
	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$21,380	$287	$21,667
Inventories	310,743	14,786	325,529
Other assets	25,388	-	25,388
Total assets	$357,511	$15,073	$372,584

Liabilities and equity:
Accounts payable and accrued liabilities	$21,035	$11,710	$32,745
Notes payable	199,821	21	199,842
Total liabilities	220,856	11,731	232,587
Equity of:
Hovnanian Enterprises, Inc.	52,013	1,312	53,325
Others	84,642	2,030	86,672
Total equity	136,655	3,342	139,997
Total liabilities and equity	$357,511	$15,073	$372,584
Debt to capitalization ratio	59%	1%	59%
	For the Three Months Ended July 31, 2012
(In thousands)	Homebuilding	Land Development	Total

Revenues	$89,749	$3,755	$93,504
Cost of sales and expenses	(84,615)	(3,246)	(87,861)
Joint venture net income	$5,134	$509	$5,643
Our share of net income	$823	$255	$1,078
	For the Three Months Ended July 31, 2011
(In thousands)	Homebuilding	Land Development	Total

Revenues	$57,781	$3,249	$61,030
Cost of sales and expenses	(58,629)	(3,076)	(61,705)
Joint venture net (loss) income	$(848)	$173	$(675)
Our share of net (loss) income	$(2,246)	$139	$(2,107)
	For the Nine Months Ended July 31, 2012
(In thousands)	Homebuilding	Land Development	Total

Revenues	$220,880	$9,838	$230,718
Cost of sales and expenses	(210,904)	(7,830)	(218,734)
Joint venture net income	$9,976	$2,008	$11,984
Our share of net income	$1,803	$1,003	$2,806
	For the Nine Months Ended July 31, 2011
(In thousands)	Homebuilding	Land Development	Total

Revenues	$110,302	$9,888	$120,190
Cost of sales and expenses	(119,057)	(9,215)	(128,272)
Joint venture net (loss) income	$(8,755)	$673	$(8,082)
Our share of net (loss) income	$(6,175)	$419	$(5,756)